REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,044	$ 934	$ 2,057	$ 1,590
Utilities
Disclosure of operating segments [line items]
Revenue	589		1,124
Transport
Disclosure of operating segments [line items]
Revenue	341		680
Energy
Disclosure of operating segments [line items]
Revenue	$ 114		$ 253